Other receivables and prepayments	12 Months Ended
Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other receivables and prepayments

5. Other receivables and prepayments

	2024	2023	2022

Utility deposit	375,000	375,000	-
Deposit for the purchase of miners	160,000	397,000	2,374,700
Other sundry deposits	23,707	2,345	10,276
	558,707	774,345	2,384,976

In addition to the utility electricity deposit, other account receivables are generated through normal operations and the period is within 6 months. There is no bad debt provision.